Income Taxes (Details) - USD ($)					3 Months Ended		12 Months Ended
	Jan. 01, 2024	Nov. 30, 2023	Nov. 06, 2023	Jul. 13, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Income Taxes [Line Items]
Corporate federal income tax rate					21.00%	21.00%	21.00%
Percentage of state annual income tax	8.84%			1.50%
Net income (in Dollars)				$ 800
Deferred tax asset (in Dollars)					$ 3,080
Linkhome Realty’s Tax [Member]
Income Taxes [Line Items]
Corporate federal income tax rate	21.00%
Nevada [Member]
Income Taxes [Line Items]
Corporate federal income tax rate		21.00%	21.00%				21.00%